Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 7,096		$ 6,218		$ 5,888
Preferred dividends	(282)	[1]	(267)	[2]	(281)	[3]
Impact of preferred stock redemption			(10)
Impact of the purchase of noncontrolling interests					9
Earnings allocated to participating stock awards	(30)		(28)		(27)
Net income applicable to U.S. Bancorp common shareholders	$ 6,784		$ 5,913		$ 5,589
Average common shares outstanding	1,634		1,677		1,718
Net effect of the exercise and assumed purchase of stock awards	4		6		6
Average diluted common shares outstanding	1,638		1,683		1,724
Earnings per common share	$ 4.15		$ 3.53		$ 3.25
Diluted earnings per common share	$ 4.14		$ 3.51		$ 3.24

[1]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $576.74, respectively.
[2]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series G, Series H, Series I and Series J Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $375.00, $1,287.52, $1,281.25 and $890.69, respectively.
[3]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series G, Series H and Series I Non-Cumulative Perpetual Preferred Stock of $3,558.382, $889.58, $1,625.00, $1,500.00, $1,287.52 and $1,281.25, respectively.